Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant investments in associates and joint ventures [line items]
Summary of amounts recognized in balance sheet

	As at 31 December
	2019 RMB’000	2020 RMB’000
Associates
-Share of net assets	4,973,464	5,146,160

Joint ventures
-Share of net assets	235,294	241,674

	5,208,758	5,387,834

Summary of amounts recognized in share of profit of investments accounted for using the equity method

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Associates	839,425	927,814	678,077
Joint ventures	46,172	44,779	46,663

	885,597	972,593	724,740

Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2019 RMB’000	2020 RMB’000
As at 1 January	229,868	235,294
Share of profit	44,779	46,663
Cash dividends distribution	(39,353)	(40,283)

As at 31 December	235,294	241,674

Summary of principal activities of material associates/joint ventures

As at 31 December 2020 and 31 December 2019	Place of business/country of incorporation	% of ownership interest	Principal activities	Measure- ment method

BOC	PRC	50.00	Production and sales of industrial gases	Equity
Shanghai Petrochemical Pressure Vessel Testing Center(“JYJC”)	PRC	50.00	Provide inspection and testing service	Equity
Shanghai Petrochemical Yangu Gas Development Company Limited (“Yangu Gas”)	PRC	50.00	Production and sales of industrial gases	Equity

Summarized financial information for associates/joint ventures

As at 31 December 2019	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Current
Cash and cash equivalents	182,548	11,200	51,386
Other current assets (excluding cash)	64,837	9,557	12,565

Total current assets	247,385	20,757	63,951

Total current liabilities	(37,444)	(3,993)	(3,460)

Non-current
Total non-current assets	181,372	1,937	36,972
Total non-current liabilities	(26,378)	—	—

Net assets	364,935	18,701	97,463

As at 31 December 2020	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Current
Cash and cash equivalents	233,898	13,281	62,878
Other current assets (excluding cash)	67,809	6,077	11,812

Total current assets	301,707	19,358	74,690

Total current liabilities	(57,153)	(2,453)	(3,463)

Non-current
Total non-current assets	147,717	1,800	26,066
Total non-current liabilities	(21,417)	—	—

Net assets	370,854	18,705	97,293

2018	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Revenue	423,160	21,542	58,679
Depreciation and amortization	(46,456)	—	(2,245)
Interest income	1,154	27	541
Interest expense	—	—	—
Profit/(loss) from continuing operations	114,275	1,833	(2,518)
Income tax expense	(27,799)	(450)	—
Post-tax profit/(loss) from continuing operations	86,476	1,383	(2,518)
Other comprehensive income	—	—	—

Total comprehensive income/(loss)	86,476	1,383	(2,518)

Dividends declared by joint venture	73,000	64	—

2019	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Revenue	414,374	29,290	55,302
Depreciation and amortization	(50,199)	—	(11,272)
Interest income	636	308	1,119
Interest expense	—	—	—
Profit from continuing operations	108,565	3,107	40
Income tax expense	(28,382)	(777)	—
Post-tax profit from continuing operations	80,183	2,330	40
Other comprehensive income	—	—	—

Total comprehensive income	80,183	2,330	40

Dividends declared by joint venture	77,800	906	—

2020	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Revenue	420,160	21,674	58,463
Depreciation and amortization	(45,756)	(350)	(8,313)
Interest income	2,246	304	1,483
Interest expense	—	—	—
Profit from continuing operations	108,677	2,279	1,830
Income tax expense	(26,290)	(177)	—
Post-tax profit from continuing operations	82,387	2,102	1,830
Other comprehensive income	—	—	—

Total comprehensive income	82,387	2,102	1,830

Dividends declared by joint venture	76,468	2,098	2,000

Reconciliation of summarized financial information for joint ventures

2019	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Opening net assets 1 January	362,552	17,277	97,423
Profit for the year	80,183	2,330	40
Other comprehensive income	—	—	—
Declared dividends	(77,800)	(906)	—

Closing net assets	364,935	18,701	97,463
% of ownership interest	50.00%	50.00%	50.00%
Interest in joint ventures	182,467	9,350	48,733
Unrealized downstream transactions	(5,256)	—	—

Carrying value	177,211	9,350	48,733

2020	BOC RMB’000	JYJC RMB’000	Yangu Gas RMB’000
Opening net assets 1 January	364,935	18,701	97,463
Profit for the year	82,387	2,102	1,830
Other comprehensive income	—	—	—
Declared dividends	(76,468)	(2,098)	(2,000)

Closing net assets	370,854	18,705	97,293
% of ownership interest	50.00%	50.00%	50.00%
Interest in joint ventures	185,427	9,352	48,648
Unrealized downstream transactions	(1,753)	—	—

Carrying value	183,674	9,352	48,648

Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of investments in associates/joint ventures

	2019 RMB’000	2020 RMB’000
As at 1 January	4,297,265	4,973,464
Additions (a)	320,000	27,603
Share of profit	904,265	678,077
Other comprehensive income/(loss)	7,449	(11,512)
Cash dividends distribution	(555,515)	(521,472)

As at 31 December	4,973,464	5,146,160

(a)	In 2020, Toufa invested RMB 27,603 thousands to acquire 29% share of Pinghu China Aviation Oil Port Co., Ltd.(“Pinghu Port”).

Material associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summary of principal activities of material associates/joint ventures

Name of entity	Place of business/country of incorporation	% of ownership interest	Principal activities	Measurement method

Shanghai Secco Petrochemical Company Limited (“Shanghai Secco”)	PRC	20.00	Manufacturing and distribution of chemical products	Equity
Shanghai Chemical Industry Park Development Company Limited (“Chemical Industry”)	PRC	38.26	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Equity
Shanghai Jinsen Hydrocarbon Resins Company Limited (“Jinsen”)	PRC	40.00	Production of resins products	Equity
Shanghai Azbil Automation Company Limited (“Azbil”)	PRC	40.00	Service and maintenance of building automation systems and products	Equity
Shanghai Shidian Energy Company Limited (“Shidian Energy”) (b)	PRC	40.00	Electric power supply	Equity

Name of entity	Place of business/country of incorporation	% of ownership interest	Principal activities	Measurement method

Shanghai Secco	PRC	20.00	Manufacturing and distribution of chemical products	Equity
Chemical Industry	PRC	38.26	Planning, development and operation of the Chemical Industry Park in Shanghai, PRC	Equity
Jinsen	PRC	40.00	Production of resins products	Equity
Azbil	PRC	40.00	Service and maintenance of building automation systems and products	Equity
Shidian Energy (b)	PRC	40.00	Electric power supply	Equity

(b)	In 2019, Toufa invested RMB 320,000 thousands to acquire 40% share of Shidian Energy, of which RMB 71,816 thousands was contributed by property, plant and equipment at fair market price.

Summarized financial information for associates/joint ventures

As at 31 December 2019	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Current
- Current assets	11,858,124	4,356,339	85,302	204,965	745,425
- Current liabilities	(3,196,334)	(1,468,162)	(18,114)	(75,572)	(9,849)
Non-current
- Non-current assets	5,020,292	3,153,858	69,154	3,049	69,588
- Non-current liabilities	(12,730)	(485,735)	—	—	—

Net Assets	13,669,352	5,556,300	136,342	132,442	805,164

As at 31 December 2020	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Current
- Current assets	10,430,726	4,618,722	74,170	227,172	790,069
- Current liabilities	(2,783,216)	(1,761,431)	(10,481)	(73,450)	(20,650)
Non-current
- Non-current assets	6,099,126	3,523,528	64,421	3,984	72,441
- Non-current liabilities	(32,482)	(528,237)	—	—	—

Net Assets	13,714,154	5,852,582	128,110	157,706	841,860

2018	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000
Revenue	26,319,957	1,880,004	208,901	255,554
Post-tax profit/(loss) from continuing operations	3,228,682	472,804	(12,845)	30,119
Other comprehensive loss	—	(18,331)	—	—

Total comprehensive income/(loss)	3,228,682	454,473	(12,845)	30,119

Dividends declared by associate	3,675,840	61,001	—	25,900

2019	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Revenue	28,341,032	1,936,537	197,199	297,694	112,143
Post-tax profit/(loss) from continuing operations	3,383,582	609,540	(16,996)	38,448	5,166
Other comprehensive income	—	19,470	—	—	—

Total comprehensive income/(loss)	3,383,582	629,010	(16,996)	38,448	5,166

Dividends declared by associate	2,537,000	79,000	—	30,000	—

2020	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Revenue	21,626,059	1,683,096	187,580	340,905	472,640
Post-tax profit/(loss) from continuing operations	2,412,802	404,117	(8,232)	48,264	36,696
Other comprehensive loss	—	(30,089)	—	—	—

Total comprehensive income/(loss)	2,412,802	374,028	(8,232)	48,264	36,696

Dividends declared by associate	2,368,000	85,000	—	23,000	—

Reconciliation of summarized financial information for material associates

2019	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Opening net assets 1 January	12,822,770	5,057,821	153,338	123,994	—
Profit/(loss) for the year	3,383,582	609,540	(16,996)	38,448	5,166
Increase in share capital	—	—	—	—	800,000
Other comprehensive Income	—	19,470	—	—	—
Decrease in reserves	—	(51,535)	—	—	—
Declared dividends	(2,537,000)	(79,000)	—	(30,000)	—
Closing net assets	13,669,352	5,556,296	136,342	132,442	805,166

% of ownership interest	20.00%	38.26%	40.00%	40.00%	40.00%
Interest in associates	2,733,872	2,125,839	54,537	52,977	322,066
Unrealized upstream and downstream transaction	(9,512)	—	—	—	(22,708)
Unentitled portion (Note a)	—	(328,629)	—	—	—

Carrying value	2,724,360	1,797,210	54,537	52,977	299,358

2020	Shanghai Secco RMB’000	Chemical Industry RMB’000	Jinsen RMB’000	Azbil RMB’000	Shidian Energy RMB’000
Opening net assets 1 January	13,669,352	5,556,296	136,342	132,442	805,164
Profit/(loss) for the year	2,412,802	404,117	(8,232)	48,264	36,696
Other comprehensive loss	—	(30,089)	—	—	—
Increase in reserves (Note a)	—	7,258	—	—	—
Declared dividends	(2,368,000)	(85,000)	—	(23,000)	—
Closing net assets	13,714,154	5,852,582	128,110	157,706	841,860

% of ownership interest	20.00%	38.26%	40.00%	40.00%	40.00%
Interest in associates	2,742,832	2,239,198	51,244	63,083	336,744
Unrealized upstream and downstream transaction	(11,285)	—	—	—	(19,343)
Unentitled portion (Note a)	—	(331,407)	—	—	—

Carrying value	2,731,547	1,907,791	51,244	63,083	317,401

Note a: Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry that cannot be shared by other shareholders.

Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Summarized financial information for associates/joint ventures

	2019 RMB’000	2020 RMB’000
Aggregate carrying value of investments at 31 December	45,022	75,094
Aggregate amounts of the group’s share of:
Profit for the year	6,400	8,619
Total comprehensive income	6,400	8,619